Significant Accounting Policies - Restricted Cash (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Jun. 30, 2017
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Deposits	$ 50,000
Security deposit required, end of third year	$ 13,000
Employee Stock Purchase Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Deposits made by employees		$ 13,300